O4B PARK CAPITAL SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)⁽¹⁾ O4B Park Capital Securitization Depositor, LLC
Name of the Issuing Entity	Deal Name	Closing Date	CIK#	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand⁽³⁾			Assets That Were Repurchased or Replaced⁽⁴⁾			Asset Pending Repurchase or Replacement (within cure period)⁽⁵⁾			Demand in Dispute⁽⁶⁾			Demand Withdrawn⁽⁷⁾			Demand Rejected⁽⁸⁾
Asset Type: Residential Mortgage Loans						(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
PRKCM 2024-HOME1 Trust	Mortgage Pass-Through Certificates, Series 2024-HOME1	05/29/2024			Amwest Funding	757	$322,766,334.61	100.00%	1	$134,130.27	0.04%	1	$134,130.27	0.04%

TOTAL PRKCM 2024-HOME1						757	$322,766,334.61	100.00%	1	$134,130.27	0.04%	1	$134,130.27	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
HOMES 2024-AFC1 Trust	Mortgage Pass-Through Certificates, Series 2024-AFC1	09/26/2024			Amwest Funding	1,030	$439,270,758.94	100.00%

TOTAL HOMES 2024-AFC1						1,030	$439,270,758.94	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
HOMES 2024-AFC2 Trust	Mortgage Pass-Through Certificates, Series 2024-AFC2	11/05/2024			Amwest Funding	709	$300,895,342.24	100.00%	1	$1,386,722.15	0.46%										1	$1,386,722.15	0.46%

TOTAL HOMES 2024-AFC2						709	$300,895,342.24	100.00%	1	$1,386,722.15	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$1,386,722.15	0.46%	0	$0.00	0.00%
HOMES 2025-AFC1 Trust	Mortgage Pass-Through Certificates, Series 2025-AFC1	01/17/2025			Amwest Funding	743	$301,862,790.76	100.00%	1	$914,370.31	0.30%	1	$914,370.31	0.30%

TOTAL HOMES 2025-AFC1						743	$301,862,790.76	100.00%	1	$914,370.31	0.30%	1	$914,370.31	0.30%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
PRKCM 2025-HOME1 Trust	Mortgage Pass-Through Certificates, Series 2025-HOME1	03/26/2025			Amwest Funding	766	$329,650,508.61	100.00%

TOTAL PRKCM 2025-HOME1						766	$329,650,508.61	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
HOMES 2025-AFC2 Trust	Mortgage Pass-Through Certificates, Series 2025-AFC2	06/25/2025			Amwest Funding	980	$429,366,419.43	100.00%	1	$146,291.35	0.03%	1	$146,291.35	0.03%

TOTAL HOMES 2025-AFC2						980	$429,366,419.43	100.00%	1	$146,291.35	0.03%	1	$146,291.35	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
HOMES 2025-AFC3 Trust	Mortgage Pass-Through Certificates, Series 2025-AFC3	09/18/2025			Amwest Funding	964	$398,661,769.77	100.00%	2	$462,083.71	0.12%	2	$462,083.71	0.12%

TOTAL HOMES 2025-AFC3						964	$398,661,769.77	100.00%	2	$462,083.71	0.12%	2	$462,083.71	0.12%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
HOMES 2025-AFC4 Trust	Mortgage Pass-Through Certificates, Series 2025-AFC4	11/25/2025			Amwest Funding	1,098	$461,784,005.60	100.00%

TOTAL HOMES 2025-AFC4						1,098	$461,784,005.60	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
HOMES 2026-AFC1 Trust	Mortgage Pass-Through Certificates, Series 2026-AFC1	03/03/2025			Amwest Funding	785	$320,231,055.80	100.00%	1	$168,624.77	0.05%	1	$168,624.77	0.05%			0.00%

TOTAL HOMES 2026-AFC1						785	$320,231,055.80	100.00%	1	$168,624.77	0.05%	1	$168,624.77	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
GRAND TOTAL						7,832	$3,304,488,985.76	100.00%	7	$3,212,222.56	0.10%	6	$1,825,500.41	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	1	$1,386,722.15	0.04%	0	$0.00	0.00%

Footnotes:

(1)       For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2)       [Reserved.]

(3)       Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4)       “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(5)       “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6)       “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7)       “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8)       “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.